Related Party Balances and Transactions (Details)			6 Months Ended	12 Months Ended
	Oct. 01, 2021 USD ($)	Aug. 20, 2021 CNY (¥)	Oct. 10, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Balances and Transactions (Details) [Line Items]
Repaid Amount				¥ 75,644,627	$ 10,861,302		¥ 91,500,000
Borrowed additional amount				47,029,482	6,752,647
Repayment of debt				77,144,627	11,076,677	¥ 47,560,843	96,350,000
Loans , Related Parties				14,600,000	2,096,316
Deconsolidation related party receivable (in Dollars)	$ 27,589,530			901,526	$ 139,739
Jie Zhao [Member]
Related Party Balances and Transactions (Details) [Line Items]
Repaid the remaining balance						6,154,468	4,850,000
Shanghai Junei Internets Co [Member]
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party				¥ 75,500,000
Repaid Amount						35,763,510
Borrowed additional amount						42,600,000	96,300,000
Loan due period, description				The loan has an annual interest rate of 7% and is due in 2021 and 2022.	The loan has an annual interest rate of 7% and is due in 2021 and 2022.
Annual interest rate				7.00%	7.00%
Interest expense related to loan				¥ 1,542,315			¥ 2,281,611
Finance expense					$ 221,451	5,625,293
Repayment of debt				¥ 1,500,000	$ 215,375
Shanghai Weimu [Member]
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party			¥ 5,616,000
Interest expense related to loan						¥ 62,209
Loans bear interest						7.00%
Shenzhen Yiyun Technology Co Ltd [Member]
Related Party Balances and Transactions (Details) [Line Items]
Borrowed from related party		¥ 16,100,000
Related party due , description						The loan bears no interest and is due in five years.